UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06574

THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

The Latin American Discovery Fund, Inc.

		Value
	Shares	(000)
Common Stocks (99.0%)
(Unless Otherwise Noted)
Argentina (2.0%)
Energy Equipment & Services
Tenaris S.A. ADR	86,539	$3,227

Brazil (59.2%)
Air Freight & Logistics
Log-in Logistica Intermodal S.A. ADR	10,300	32

Airlines
Tam S.A. (Preference) ADR	165,825	3,127

Commercial Banks
Banco do Brasil S.A.	229,069	2,694
Banco Itau Holding Financeira S.A. ADR	274,225	4,799
Banco Itau Holding Financeira S.A. (Preference)	113,525	1,879
Banco Nacional S.A. (Preference) (a)(b)(c)	95,420,000	—
Investimentos Itau S.A. (Preference)	449,289	2,203
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	240,644	10,294
		21,869
Diversified Financial Services
Bradespar S.A. (Preference) (c)	90,000	1,224

Food Products
Perdigao S.A. (c)	169,251	3,206

Household Durables
Construtora Tenda S.A. (c)	119,494	81
Cyrela Brazil Realty S.A.	310,289	3,131
Gafisa S.A.	116,248	1,479
Gafisa S.A. ADR	11,986	308
PDG Realty S.A. Empreendimentos e Participacoes	98,070	680
		5,679
Insurance
Amil Participacoes S.A.	267,820	1,605

Media
NET Servicos de Comunicacao S.A. (Preference) (c)	330,396	2,870

Metals & Mining
Cia Vale do Rio Doce ADR	1,045,832	18,511
Cia Vale do Rio Doce (Preference), Class A	67,212	1,141
Usinas Siderurgicas de Minas Gerais S.A.	144,159	2,905
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	66,646	1,412
		23,969
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	624,973	23,386
Petroleo Brasileiro S.A. (Preference)	197,546	3,588
		26,974
Road & Rail
All America Latina Logistica S.A.	189,000	1,298
Localiza Rent a Car S.A.	277,478	1,467
		2,765
Transportation Infrastructure
Cia de Concessoes Rodoviarias	139,110	1,810
		95,130
Chile (2.9%)
Airlines
Lan Airlines S.A. ADR	177,851	2,027

Commercial Banks
Banco Santander Chile S.A. ADR	60,634	2,595
		4,622
Colombia (2.9%)
Commercial Banks
BanColombia S.A. ADR	110,417	3,141

Food & Staples Retailing
Almacenes Exito S.A. GDR (d)	323,596	1,607
		4,748
Luxembourg (1.7%)
Wireless Telecommunication Services
Millicom International Cellular S.A.	39,849	2,737

Mexico (28.3%)
Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,677,499	5,353

Construction & Engineering
Empresas ICA S.A.B de C.V. (c)	566,191	1,646

Food & Staples Retailing
Wal-Mart de Mexico S.A.B de C.V. ADR	23,709	826
Wal-Mart de Mexico S.A.B. de C.V., Class V	2,092,136	7,327
		8,153
Household Durables
Corp. GEO S.A.B. de C.V. (c)	842,382	1,983
Desarrolladora Homex S.A.B. de C.V. ADR (c)	84,068	3,717
Urbi Desarrollos Urbanos S.A. de C.V. (c)	976,916	2,281
		7,981
Media
Grupo Televisa S.A. ADR	246,900	5,400
Megacable Holdings S.A.B. de C.V. (c)	490,470	695
		6,095
Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	349,105	16,185
		45,413
Panama (2.0%)
Airlines
Copa Holdings S.A. , Class A	97,863	3,181

Total Common Stocks (Cost $147,006)		159,058

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

The Latin American Discovery Fund, Inc.

		Value
	Shares	(000)
Short-Term Investment (1.0%)
United States (1.0%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,548)(e)	1,548,143	$1,548
Total Investments (100.0%) (Cost $148,554) +		160,606
Liabilities in Excess of Other Assets (0.0%)		(56)
Net Assets (100%)		$160,550

(a)	Security has been deemed illiquid at September 30, 2008
(b)	Securities were valued at fair value — At September 30, 2008, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $166,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $81,221,000 and $117,645,000, respectively.

@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $148,554,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,052,000 of which $34,286,000 related to appreciated securities and $22,234,000 related to depreciated securities.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
To				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL $	12	$7	10/1/08	USD $	7	$7	$ — @
		$7				$7	$ — @

BRL — Brazilian Real

USD — United States Dollar

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in Securities	Other Financial Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$158,172	$—
Level 2 - Other Significant Observable Inputs	2,434	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$160,606	$—

*Other financial instruments include futures, forwards and swap contracts.

At September 30, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2008